Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,742,000
Previously Paid Amount	0.00
Total Fee Amount	931.07
Total Offset Amount	0.00
Net Fee	931.07
Narrative - Max Aggregate Offering Price	$ 6,742,000
Final Prospectus	true